Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate bank deposits [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 2,094,892	$ 3,524,793	$ 4,310,941	$ 7,048,186	$ 12,923,495	$ 14,833,038	$ 4,325,689